Other Operating Expenses - Summary of Other Operating Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other operating expenses [line items]
Other Operating Expenses	$ (1,367,977,988)	$ (1,337,134,892)	$ (936,946,928)
Turnover Tax
Disclosure of other operating expenses [line items]
Other Operating Expenses	(613,310,692)	(788,148,812)	(558,570,752)
Contributions to the Deposit Insurance Scheme
Disclosure of other operating expenses [line items]
Other Operating Expenses	(18,580,239)	(20,642,322)	(21,472,558)
Charges for Other Provisions
Disclosure of other operating expenses [line items]
Other Operating Expenses	(112,577,097)	(32,477,677)	(31,970,935)
Claims
Disclosure of other operating expenses [line items]
Other Operating Expenses	(26,488,221)	(36,757,399)	(44,519,386)
Other Financial Expenses
Disclosure of other operating expenses [line items]
Other Operating Expenses	(115,476,644)	(83,926,908)	(89,682)
Interest on leases
Disclosure of other operating expenses [line items]
Other Operating Expenses	(6,151,261)	(8,048,889)	(8,416,253)
Credit-card-relates expenses
Disclosure of other operating expenses [line items]
Other Operating Expenses	(153,869,429)	(119,180,592)	(89,982,231)
Other Expenses from Services
Disclosure of other operating expenses [line items]
Other Operating Expenses	(250,829,542)	(225,209,092)	(159,738,552)
Others
Disclosure of other operating expenses [line items]
Other Operating Expenses	$ (70,694,863)	$ (22,743,201)	$ (22,186,579)